Stock-Based Compensation (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 01, 2017
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 7	$ 3	$ 2
Unrecognized stock based compensation expense	$ 12
Period to be recognized	2 years 5 months 30 days
2006 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 11	11	3
2006 Plan | Non-qualified stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term (years)	5 years
2006 Plan | Stock appreciation rights (SAR)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term (years)	7 years
2006 Plan | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for future grants (shares)	2,132,452
2017 ESPP | Employee stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized				800,000
Number of shares issued	48,032
Other incentive plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 33	$ 33	$ 30